Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table sets forth the compensation for our CEO and the average compensation for our
Non-CEO
NEOs, as set forth in the Summary Compensation Table (“SCT”) on page 48 of this proxy statement and to reflect the Compensation Actually Paid (“CAP”) to such individuals, as defined under SEC’s pay versus performance disclosure rules, Item 402(v) of Regulation
S-K,
over the last three (3) years. The table also provides information on our cumulative total shareholder return (“TSR”) and net income. We are permitted to report as a “smaller reporting company” as defined under the U.S. federal securities laws. Accordingly, we have not included a tabular list of financial performance measures, and the table below includes neither a column for a “Company-Selected Measure” nor does it include the year-end
values of $100 invested in a peer group or industry index.
TSR assumes a fixed $100 investment.

Year	Summary Compensation Table for Interim CEO ($) (1)	Compensation Actually Paid to Interim CEO ($) (2)	Summary Compensation Table Total for Former CEO ($) (1)	Compensation Actually Paid Former CEO ($) (2)	Average Summary Compensation Table Total for non-CEO NEOs ($) (3)(4)	Average Compensation Actually Paid to non-CEO NEOs ($) (5)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income (Loss) (in thousands)
2025	$1,261,190	$1,166,856	$818,173	$(263,906)	$496,232	$253,606	$17.34	($18,599)
2024	—	—	$1,334,010	$1,704,306	$654,471	$784,261	$21.05	($24,029)
2023	—	—	$3,658,735	$381,905	$880,001	$275,696	$17.97	($98,238)

(1)
The dollar amount reported is the total compensation reported to Mr. Carnifax for 2025 in the Total” column of the SCT. Mr. Carnifax was appointed as the Company’s Chief Operating Officer effective May 1, 2025 and as the Company’s Interim Chief Executive Officer effective July 14, 2025. The dollar amounts reported are the total compensation reported to Mr. Arling (“Former CEO”) for each fiscal year in the “Total” column of the SCT. Mr. Arling served as our Chief Executive Officer from 2020 until his retirement in May 2025.

(2)	The amounts reported in this column represent the amount of CAP to our Interim CEO and Former CEO, as appliable, computed in accordance with Item 402(v) of Regulation S-K, as follows:

	Interim CEO	Former CEO
Adjustments to Determine Compensation Actually Paid	2025	2025	2024	2023
Total compensation as reported in the SCT	$1,261,190	$818,173	$1,334,010	$3,658,735
Deduction for amounts reported under the “Stock Awards” column in the SCT	—	—	(307,080)	(1,399,965)
Deduction for amounts reported under the “Performance Stock Awards” column in the SCT	(630,851)	—	(169,920)	—
Deduction for amounts reported under the “Option Awards” column in the SCT	(231,000)	—	—	(1,399,995)
Increase for fair value of awards granted during the current year that remain unvested as of year end	996,927	—	646,601	782,328
Increase/deduction for change in fair value from prior year end to current year end of awards granted prior to the current year that were outstanding and unvested as of year end	(186,954)	(793,149)	176,715	(1,166,621)
Increase/deduction for change in fair value from prior year end to vesting date of awards granted prior to the current year that vested during the current year	(42,456)	(288,930)	23,981	(92,577)

CAP (as calculated)	$1,166,856	$(263,906)	$1,704,306	$381,905

(3)
The amounts reported in this column represent the average of the amounts reported for the Company’s
Non-CEO
NEOs as a group in the “Total” column of the SCT in each applicable year. The names of each of the
Non-CEO
NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Messrs. Jenke, Hackworth, Ammari and Chong; (ii) for each of 2024 and 2023, Messrs. Hackworth, Ammari, Carnifax, and Chong.

(4)	The amounts reported in this column represent the average amount of CAP to the Non-CEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K, as follows:

Adjustments to Determine Compensation Actually Paid for Non-CEO NEOs	2025	2024	2023
Total compensation as reported in the SCT	$496,232	$654,471	$880,001
Deduction for amounts reported under the “Stock Awards” column in the SCT	—	(170,600)	(261,276)
Deduction for amounts reported under the “Performance Stock Awards” column in the SCT	(157,069)	(94,401)	—
Deduction for amounts reported under the “Option Awards” column in the SCT	(41,500)	—	(237,501)
Increase for fair value of awards granted during the current year that remain unvested as of year end	132,213	359,224	156,172
Increase/deduction for change in fair value from prior year end to current year end of awards granted prior to the current year that were outstanding and unvested as of year end	(136,616)	30,907	(231,410)
Increase/deduction for change in fair value from prior year end to vesting date of awards granted prior to the current year that vested during the current year	(39,654)	4,660	(30,290)

CAP (as calculated)	$253,606	$784,261	$275,696

Named Executive Officers, Footnote	The amounts reported in this column represent the average of the amounts reported for the Company’s
Non-CEO
NEOs as a group in the “Total” column of the SCT in each applicable year. The names of each of the
Non-CEO
	NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Messrs. Jenke, Hackworth, Ammari and Chong; (ii) for each of 2024 and 2023, Messrs. Hackworth, Ammari, Carnifax, and Chong.
Adjustment To PEO Compensation, Footnote
(2)	The amounts reported in this column represent the amount of CAP to our Interim CEO and Former CEO, as appliable, computed in accordance with Item 402(v) of Regulation S-K, as follows:

	Interim CEO	Former CEO
Adjustments to Determine Compensation Actually Paid	2025	2025	2024	2023
Total compensation as reported in the SCT	$1,261,190	$818,173	$1,334,010	$3,658,735
Deduction for amounts reported under the “Stock Awards” column in the SCT	—	—	(307,080)	(1,399,965)
Deduction for amounts reported under the “Performance Stock Awards” column in the SCT	(630,851)	—	(169,920)	—
Deduction for amounts reported under the “Option Awards” column in the SCT	(231,000)	—	—	(1,399,995)
Increase for fair value of awards granted during the current year that remain unvested as of year end	996,927	—	646,601	782,328
Increase/deduction for change in fair value from prior year end to current year end of awards granted prior to the current year that were outstanding and unvested as of year end	(186,954)	(793,149)	176,715	(1,166,621)
Increase/deduction for change in fair value from prior year end to vesting date of awards granted prior to the current year that vested during the current year	(42,456)	(288,930)	23,981	(92,577)

CAP (as calculated)	$1,166,856	$(263,906)	$1,704,306	$381,905

Non-PEO NEO Average Total Compensation Amount	$ 496,232	$ 654,471	$ 880,001
Non-PEO NEO Average Compensation Actually Paid Amount	$ 253,606	784,261	275,696
Adjustment to Non-PEO NEO Compensation Footnote
(4)	The amounts reported in this column represent the average amount of CAP to the Non-CEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K, as follows:

Adjustments to Determine Compensation Actually Paid for Non-CEO NEOs	2025	2024	2023
Total compensation as reported in the SCT	$496,232	$654,471	$880,001
Deduction for amounts reported under the “Stock Awards” column in the SCT	—	(170,600)	(261,276)
Deduction for amounts reported under the “Performance Stock Awards” column in the SCT	(157,069)	(94,401)	—
Deduction for amounts reported under the “Option Awards” column in the SCT	(41,500)	—	(237,501)
Increase for fair value of awards granted during the current year that remain unvested as of year end	132,213	359,224	156,172
Increase/deduction for change in fair value from prior year end to current year end of awards granted prior to the current year that were outstanding and unvested as of year end	(136,616)	30,907	(231,410)
Increase/deduction for change in fair value from prior year end to vesting date of awards granted prior to the current year that vested during the current year	(39,654)	4,660	(30,290)

CAP (as calculated)	$253,606	$784,261	$275,696

Compensation Actually Paid vs. Total Shareholder Return	The following chart provides a graphical representation of the Compensation Actually Paid to our CEO and our Non-CEO NEOs (as a group) versus the Company’s five-year cumulative TSR.
Compensation Actually Paid vs. Net Income	The following chart provides a graphical representation of the Compensation Actually Paid to our CEO and our Non-CEO NEOs (as a group) versus the Company’s Net Income.
Total Shareholder Return Amount	$ 17.34	21.05	17.97
Net Income (Loss)	(18,599,000)	(24,029,000)	(98,238,000)
Mr.Carnifax [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	1,261,190	0	0
PEO Actually Paid Compensation Amount	$ 1,166,856
PEO Name	Mr. Carnifax
Mr.Arling [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 818,173	1,334,010	3,658,735
PEO Actually Paid Compensation Amount	$ (263,906)	1,704,306	381,905
PEO Name	Mr. Arling
PEO | Mr.Carnifax [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 996,927
PEO | Mr.Carnifax [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(186,954)
PEO | Mr.Carnifax [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(42,456)
PEO | Mr.Carnifax [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr.Carnifax [Member] | Performance Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(630,851)
PEO | Mr.Carnifax [Member] | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(231,000)
PEO | Mr.Arling [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	646,601	782,328
PEO | Mr.Arling [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(793,149)	176,715	(1,166,621)
PEO | Mr.Arling [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(288,930)	23,981	(92,577)
PEO | Mr.Arling [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(307,080)	(1,399,965)
PEO | Mr.Arling [Member] | Performance Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(169,920)	0
PEO | Mr.Arling [Member] | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(1,399,995)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	132,213	359,224	156,172
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(136,616)	30,907	(231,410)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(39,654)	4,660	(30,290)
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(170,600)	(261,276)
Non-PEO NEO | Performance Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(157,069)	(94,401)	0
Non-PEO NEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (41,500)	$ 0	$ (237,501)